RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024
Presentation of leases for lessee [abstract]
Current	$ 59,759	$ 17,749
Non-current	254,742	99,671
Lease liabilities	$ 314,501	$ 117,420